Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of products and services [Line Items]
Revenues	$ 207,609	$ 7,393	$ 207,520	$ 215,483
Mobile services [Member]
Disclosure of products and services [Line Items]
Revenues	56,724		58,703	63,906
Local telephone and domestic long distance telephone services [Member]
Disclosure of products and services [Line Items]
Revenues	26,475		27,929	29,996
Sales of products [Member]
Disclosure of products and services [Line Items]
Revenues	39,391		41,593	41,289
Broadband access and domestic leased line services [Member]
Disclosure of products and services [Line Items]
Revenues	22,420		22,116	22,453
Data communications internet services [Member]
Disclosure of products and services [Line Items]
Revenues	21,447		21,003	21,137
International network and leased line services revenue [Member]
Disclosure of products and services [Line Items]
Revenues	3,884		7,066	8,724
Others [Member]
Disclosure of products and services [Line Items]
Revenues	$ 37,268		$ 29,110	$ 27,978